Leases (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Leases
Initial recognition of operating right of use asset and lease liability	$ 407,446
Weighted-average incremental borrowing rate		5.50%
Weighted-average lease term			2 years 9 months 18 days